Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reverse Recapitalization [Line Items]
Allowance for doubtful accounts (less than $0.1 million in current period)	$ 799	$ 337	$ 49
Advertising costs	4,100	6,600
Inventory Write-down	100	100
Impairment of long lived assets	0	0
Capitalized contract costs net	$ 800	$ 500
Minimum percentage of tax benefits to be realized for recognition in the income statement	50.00%	50.00%
Net loss	$ (14,021)	$ (31,960)
Liquidity and Capital Resources [Member]
Reverse Recapitalization [Line Items]
Net loss	$ 14,000	$ 32,000
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Minimum [Member]
Reverse Recapitalization [Line Items]
Concentration risk (percent)	10.00%	10.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Minimum [Member]
Reverse Recapitalization [Line Items]
Concentration risk (percent)	10.00%	10.00%
Matterport, Inc.
Reverse Recapitalization [Line Items]
Allowance for doubtful accounts (less than $0.1 million in current period)	$ 800	$ 300
Capitalized contract costs net		$ 400